Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2023-2

Class A-1 5.723000% Asset Backed Notes

Class A-2A 6.19 % Asset Backed Notes

Class A-3 5.81% Asset Backed Notes

Class B 5.84% Asset Backed Notes

Class C 6.00% Asset Backed Notes

Class D 6.30% Asset Backed Notes

Class E 0.00% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2023-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and The Bank of New York Mellon, as the Trust Collateral Agent, dated as of September 20,2023. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	08/04/2023
Monthly Period Ending:	09/30/2023
Prev. Distribution/Close Date:	09/20/2023
Distribution Date:	10/18/2023
Days of Interest for Period:	28
Days in Collection Period:	58
Transaction Month:	1

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	57,442	08/04/2023	09/20/2023	$1,591,490,963

Total	57,442			$1,591,490,963

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$1,591,490,963

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	31,907,346
	{3}	Collections on Receivables paid off during period	{3}	31,358,958
	{4}	Receivables becoming Liquidated Receivables during period	{4}	460,854
	{5}	Receivables becoming Purchased Receivables during period	{5}	577,758
	{6}	Other Receivables adjustments	{6}	(1)

	{7}	Total Monthly Principal Amounts		{7}	64,304,915

{8}	End of period Aggregate Principal Balance			{8}	$1,527,186,048

{9}	Pool Factor			{9}	95.9594546%

MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-3	Class B
{10}	Original Note Balance	{10}	$234,000,000	$568,080,000	$294,510,000	$103,450,000

{11}	Beginning of period Note Balance	{11}	$234,000,000	$568,080,000	$294,510,000	$103,450,000

{12}	Noteholders’ Principal Distributable Amount	{12}	64,304,915	0	0	0
{13}	Noteholders’ Accelerated Principal Amount	{13}	23,803,263	0	0	0
{14}	Aggregate Principal Parity Amount	{14}	0	0	0	0
{15}	Matured Principal Shortfall	{15}

{16}	End of period Note Balance	{16}	$145,891,822	$568,080,000	$294,510,000	$103,450,000

{17}	Note Pool Factors	{17}	62.3469325%	100.0000000%	100.0000000%	100.0000000%

			Class C	Class D	Class E	TOTAL
			$129,710,000	$124,930,000	$45,360,000	$1,500,040,000

{18}	Beginning of period Note Balance	{18}	$129,710,000	$124,930,000	$45,360,000	$1,500,040,000

{19}	Noteholders’ Principal Distributable Amount	{19}	0	0	0	64,304,915
{20}	Noteholders’ Accelerated Principal Amount	{20}	0	0	0	23,803,263
{21}	Aggregate Principal Parity Amount	{21}	0	0	0	0
{22}	Matured Principal Shortfall	{22}				0

{23}	End of period Note Balance	{23}	$129,710,000	$124,930,000	$45,360,000	$1,411,931,822

{24}	Note Pool Factors	{24}	100.0000000%	100.0000000%	100.0000000%	94.1262781%

CALCULATION OF STEP-DOWN AMOUNT:

{25}	Ending Pool Balance	{25}		$1,527,186,048
{26}	14.75 % of Ending Aggregate Principal Balance	{26}	225,259,942
{27}	Less Specified Reserve Balance	{27}	(31,829,819)
{28}	Sum of {26} and {27}	{28}	193,430,123
{29}	Required Pro Forma Note Balance {25} - {28}	{29}		1,333,755,925

{30}	Beginning Note Balance	{30}	1,500,040,000
{31}	Total Monthly Principal Amount	{31}	(64,304,915)
{32}	Pro-Forma Note Balance ( Assuming 100% Pay-down)	{32}		1,435,735,085

{33}	Excess of Required Pro-forma over Pro-forma Balance	{33}		0
{34}	Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($7,957,455)	{34}		0
{35}	Step-Down Amount Lesser of {33} or {34}	{35}			$0

CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:

{36}	Total Monthly Principal Amounts	{36}	$64,304,915
{37}	Step-down Amount	{37}	0
{38}	Principal Distributable Amount	{38}		$64,304,915

CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{39}	Class A - 1	$234,000,000	0	5.72300%	28	Actual days/360	1,041,586
{40}	Class A - 2A	$568,080,000	0	6.19000%	28	30/360	2,734,990
{41}	Class A - 3	$294,510,000	0	5.81000%	28	30/360	1,330,858
{42}	Class B	$103,450,000	0	5.84000%	28	30/360	469,893
{43}	Class C	$129,710,000	0	6.00000%	28	30/360	605,314
{44}	Class D	$124,930,000	0	6.30000%	28	30/360	612,157
{45}	Class E (1)	$45,360,000	0	0.00000%	28	30/360	0

(1)	Prior to the 24th distribution date, interest will accrue at 0.00%. From and after the 24th distribution date, if on the 24th distribution date target OC is met, interest will accrue at 6.45%, otherwise interest will accrue at 0.00%.

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{46}	Principal Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{46}	63,266,304
{47}	Interest Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{47}	36,192,836
{48}	Liquidation Proceeds collected during period (net of Fees)	{48}	214,804
{49}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{49}	577,758
{50}	Investment Earnings - Collection Account	{50}	122,607
{51}	Accel. of Notes pursuant to Section 5.2 of the Indenture, the amount of money or property collected pursuant to Section 5.3 of the Indenture.	{51}	0
{52}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{52}	50,102
{53}	Collection of Supplemental Servicing - Extension Fees	{53}	248,387
{54}	Collection of Supplemental Servicing - Repo and Recovery Fees Netted from Gross Liquidation Proceeds	{54}	62,211
{55}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{55}	123,582
{56}	Total Available Funds	{56}		100,858,591

Distributions:
{57}	Base Servicing Fee	{57}	5,769,155
{58}	Repo and Recovery Fees - reimbursed to Servicer	{58}	62,211
{59}	Bank Service Charges - reimbursed to Servicer	{59}	0
{60}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{60}	123,582
{61}	Trustee and Trust Collateral Agent Fees pro rata	{61}	417
{62}	Asset Representations Reviewer Fee pro rata	{62}	0
{63}	Owner Trustee Fee pro rata	{63}	250
{64}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{64}	1,041,586
{65}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{65}	2,734,990
{66}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{66}	1,330,858
{67}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{67}	0
{68}	Class B Noteholders’ Interest Distributable Amount	{68}	469,893
{69}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{69}	0
{70}	Class C Noteholders’ Interest Distributable Amount	{70}	605,314
{71}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{71}	0
{72}	Class D Noteholders’ Interest Distributable Amount	{72}	612,157
{73}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{73}	0
{74}	Class E Noteholders’ Interest Distributable Amount	{74}	0
{75}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{75}	0
{76}	Noteholders’ Principal Distributable Amount	{76}	64,304,915
{77}	To the Reserve Account, the Reserve Account Deposit	{77}	0
{78}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{78}	23,803,263
{79}	Add’l fees pro rata (Trustee, ARR, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{79}	0
{80}	To the Certificateholders, the aggregate amount remaining	{80}	0
{81}	Total Distributions	{81}		$100,858,591

CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$1,096,590,000	$1,527,186,048	$0	$89,795,542	$0
{83}	Class B	1,200,040,000	1,527,186,048	0	89,325,649	0
{84}	Class C	1,329,750,000	1,527,186,048	0	88,720,335	0
{85}	Class D	1,454,680,000	1,527,186,048	0	88,108,178	0
{86}	Class E	1,500,040,000	1,527,186,048	0	88,108,178	0

CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:

{87}	Excess Available Funds	{87}	$23,803,263
{88}	Pro-Forma Note Balance (Calculated after Step-Down)	{88}	1,435,735,085
{89}	Required Pro Forma Note Balance	{89}	1,333,755,925
{90}	Excess of Pro-Forma Balance over Required Pro-Forma Balance	{90}	101,979,160
{91}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance	{91}		$23,803,263

RECONCILIATION OF RESERVE ACCOUNT:

				Current
{92}	Specified Reserve Balance			$31,829,819

{93}	Beginning of period Reserve Account balance	{93}		$31,829,819

{94}	The Reserve Account Deposit, from Collection Account	{94}	0
{95}	Investment Earnings	{95}	50,102
{96}	Investment Earnings - transferred to Collection Account Available Funds	{96}	(50,102)
{97}	Reserve Account Withdrawal Amount	{97}	0

{98}	End of period Reserve Account balance	{98}		$31,829,819

CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{99}	Aggregate Principal Balance	{99}	$1,527,186,048
{100}	End of Period Note Balance	{100}	1,411,931,822
{101}	Overcollateralization	{101}	115,254,226
{102}	Overcollateralization %	{102}		7.55%

MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{103}	Original Number of Receivables	{103}	57,442	0
{104}	Beginning of period number of Receivables	{104}	0	57,442
{105}	Number of Receivables becoming Liquidated Receivables during period	{105}	14	14
{106}	Number of Receivables becoming Purchased Receivables during period	{106}	83	83
{107}	Number of Receivables paid off during period	{107}	1,190	1,190
{108}	End of period number of Receivables	{108}	56,155	56,155

STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{109}	Weighted Average APR of the Receivables	{109}	14.71%	14.71%	14.72%
{110}	Weighted Average Remaining Term of the Receivables	{110}	67.00	67.00	65.21
{111}	Weighted Average Original Term of Receivables	{111}	74.00	74.00	74.00
{112}	Average Receivable Balance	{112}	$27,706	$27,706	$27,196
{113}	Net Losses in Period	{113}	$0	$0	$246,050
{114}	Aggregate Realized Losses	{114}	$0	$0	$246,050
{115}	Aggregate Realized Loss Percentage	{115}		0.000%	0.015%
{116}	ABS Prepay Speed	{116}		0.0000	2.4877

DELINQUENCY:

Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
{117}	31-60 days	{117}	2,036	$54,898,669	3.45%
{118}	61-90 days	{118}	273	6,781,393	0.43%
{119}	91-120 days	{119}	1	23,618	0.00%
{120}	Total	{120}	2,310	$61,703,680	3.88%

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{121}	Receivables with Scheduled Payment delinquent 61 days or more	{121}	$6,805,011	0.43%

{122}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 5.30%)	{122}		Yes

EXTENSIONS

{123}	Principal Balance of Receivables extended during current period	{123}	$27,710,788
{124}	Beginning of Period Aggregate Principal Balance	{124}	1,591,490,963
{125}	Extension Rate {123} divided by {124}	{125}		1.74%

CREDIT RISK RETENTION ⁽¹⁾

			Dollars	Percentage
{126}	Fair Value of Residual Interest	{126}	123,743,858	7.70%
{127}	Total Fair Value of Notes and Residual Interest	{127}	1,609,052,521	100.00%

{128}	Compliance (Fair Value must be at least 5% of the aggregate value of the Notes and Residual Interest)	{128}		Yes

(1)	Recalculated as of the closing date. Changes in the fair value methodology or inputs and assumptions as described in the prospectus include final interest rates and final tranche sizes as of the closing date and listed above. The Depositor was not required to retain an eligible vertical interest in all notes to meet the Sponsor’s Regulation RR requirements.

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	October 13, 2023